SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and Equipment Estimated Useful Lives of Assets

Category	Estimated Useful Life

Office equipment	3 - 5 years
Motor vehicles	5 - 10 years
Leasehold improvement	shorter of lease term or economic lives
Buildings	12 -45 years

Assets Measured Fair Value on a Recurring Basis

Fair Value Measurement as of December 31, 2020
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
	US$	US$	US$	US$
Short-term investments	—	72,878	—	72,878
Investments accounted for at fair value	73,089	—	—	73,089

Fair Value Measurement as of December 31, 2021
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value
	US$	US$	US$	US$
Short-term investments	—	63,461	—	63,461
Investments accounted for at fair value	23,127	—	—	23,127

Fair Value Measurement as of December 31, 2022
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value
	US$	US$	US$	US$
Short-term investments	—	108,805	—	108,805
Investments accounted for at fair value	24,117	—	—	24,117

Schedule of disaggregation of Revenue

	For the Year Ended
	December 31,
	2020	2021	2022
	US$	US$	US$
Marketing services	96,753	70,426	37,187
Listing services	48,541	31,128	13,105
Leads generation services	59,931	36,654	15,760
Financial services	7,828	13,290	9,716
Other services	7,360	6,835	4,713
Total revenues	220,413	158,333	80,481